ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE, NET [Abstract]
ACCOUNTS RECEIVABLE, NET
7.	ACCOUNTS RECEIVABLE, NET

Accounts receivable, net, consists of the following:

	As of December 31,
	2011	2012
Billed receivable	$54,525	$61,760
Unbilled receivable	41,586	44,071
Accounts receivable, gross	96,111	105,831
Less: Allowance for doubtful accounts	(3,288)	(4,609)
Accounts receivable, net	$92,823	$101,222

Unbilled receivable represents amounts earned under the advertising contracts in progress but not billable at the respective balance sheet dates. These amounts become billable according to the contract term. The Group anticipates that the majority of such unbilled amounts will be billed and collected within twelve months of the balance sheet date.

Movement of allowance for doubtful accounts is as follows:

	Balance at				Balance at
	beginning	Charge to		Exchange	end of the
	of the year	expenses	Write off	adjustment	year

2010	$14,843	2,223	-	580	$17,646
2011	$17,646	2,044	(17,279)	877	$3,288
2012	$3,288	1,242	34	45	$4,609